Supplement dated September 30, 2011 to the

PNC Government Mortgage Fund A&C Shares Summary Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned summary prospectus and should be read in conjunction with such summary prospectus.

Important Notice Regarding Change in Investment Policies

Under “Principal Investment Strategies” for the PNC Government Mortgage Fund the third sentence in the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in mortgage-related securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government as well as obligations issued or guaranteed by the U.S. government.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-FIGOVA-0911

Supplement dated September 30, 2011 to the

PNC Government Mortgage Fund I Shares Summary Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned summary prospectus and should be read in conjunction with such summary prospectus.

Important Notice Regarding Change in Investment Policies

Under “Principal Investment Strategies” for the PNC Government Mortgage Fund the third sentence in the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in mortgage-related securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government as well as obligations issued or guaranteed by the U.S. government.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-FIGOVI-0911

Supplement dated September 30, 2011 to the

PNC International Equity Fund A&C Shares Summary Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned summary prospectus and should be read in conjunction with such summary prospectus.

Important Notice Regarding Change in Investment Policies

Under “Principal Investment Strategies” for the PNC International Equity Fund the second paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in foreign equity securities.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.  The Fund may invest in all capitalization size common stocks.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQINTA-0911

Supplement dated September 30, 2011 to the

PNC International Equity Fund I Shares Summary Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned summary prospectus and should be read in conjunction with such summary prospectus.

Important Notice Regarding Change in Investment Policies

Under “Principal Investment Strategies” for the PNC International Equity Fund the second paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in foreign equity securities.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.  The Fund may invest in all capitalization size common stocks.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQINTI-0911

Supplement dated September 30, 2011 to the

PNC Intermediate Bond Fund A&C Shares Summary Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned summary prospectus and should be read in conjunction with such summary prospectus.

Important Notice Regarding Change in Investment Policies

Under “Principal Investment Strategies” for the PNC Intermediate Bond Fund the third sentence in the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in domestic and foreign investment grade fixed income securities (bonds).

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-FIINTA-0911

Supplement dated September 30, 2011 to the

PNC Intermediate Bond Fund I Shares Summary Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned summary prospectus and should be read in conjunction with such summary prospectus.

Important Notice Regarding Change in Investment Policies

Under “Principal Investment Strategies” for the PNC Intermediate Bond Fund the third sentence in the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in domestic and foreign investment grade fixed income securities (bonds).

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-FIINTI-0911

Supplement dated September 30, 2011 to the

PNC Large Cap Core Equity Fund A&C Shares Summary Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned summary prospectus and should be read in conjunction with such summary prospectus.

Important Notice Regarding Change in Investment Policies

Under “Principal Investment Strategies” for the PNC Large Cap Core Equity Fund the second paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in domestic equity securities issued by large cap companies.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQLCCA-0911

Supplement dated September 30, 2011 to the

PNC Large Cap Core Equity Fund I Shares Summary Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned summary prospectus and should be read in conjunction with such summary prospectus.

Important Notice Regarding Change in Investment Policies

Under “Principal Investment Strategies” for the PNC Large Cap Core Equity Fund the second paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in domestic equity securities issued by large cap companies.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQLCCI-0911

Supplement dated September 30, 2011 to the

PNC Multi-Factor Small Cap Core Fund A&C Shares Summary Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned summary prospectus and should be read in conjunction with such summary prospectus.

Important Notice Regarding Change in Investment Policies

The second paragraph under “Principal Investment Strategies” for the PNC Multi-Factor Small Cap Core Fund is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in securities of small cap companies (i.e., companies with market capitalizations approximately equivalent to those that fall in the lowest 15% of publicly traded companies that are represented in the Russell 2000 Index).  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQMFCA-0911

Supplement dated September 30, 2011 to the

PNC Multi-Factor Small Cap Core Fund I Shares Summary Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned summary prospectus and should be read in conjunction with such summary prospectus.

Important Notice Regarding Change in Investment Policies

The second paragraph under “Principal Investment Strategies” for the PNC Multi-Factor Small Cap Core Fund is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in securities of small cap companies (i.e., companies with market capitalizations approximately equivalent to those that fall in the lowest 15% of publicly traded companies that are represented in the Russell 2000 Index).  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQMFCI-0911

Supplement dated September 30, 2011 to the

PNC Multi-Factor Small Cap Growth Fund A&C Shares Summary Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned summary prospectus and should be read in conjunction with such summary prospectus.

Important Notice Regarding Change in Investment Policies

The second paragraph under “Principal Investment Strategies” for the PNC Multi-Factor Small Cap Growth Fund is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in equity securities of small cap companies that the Adviser believes offer the potential for accelerated earnings or revenue growth relative to the broader stock market.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQMFGA-0911

Supplement dated September 30, 2011 to the

PNC Multi-Factor Small Cap Growth Fund I Shares Summary Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned summary prospectus and should be read in conjunction with such summary prospectus.

Important Notice Regarding Change in Investment Policies

The second paragraph under “Principal Investment Strategies” for the PNC Multi-Factor Small Cap Growth Fund is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in equity securities of small cap companies that the Adviser believes offer the potential for accelerated earnings or revenue growth relative to the broader stock market.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQMFGI-0911

Supplement dated September 30, 2011 to the

PNC Multi-Factor Small Cap Value Fund A&C Shares Summary Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned summary prospectus and should be read in conjunction with such summary prospectus.

Important Notice Regarding Change in Investment Policies

The second paragraph under “Principal Investment Strategies” for the PNC Multi-Factor Small Cap Value Fund is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in securities of small cap companies (i.e., companies with market capitalizations approximately equivalent to those that fall in the lowest 15% of publicly traded companies that are represented in the Russell 2000 Value Index).  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQMFVA-0911

Supplement dated September 30, 2011 to the

PNC Multi-Factor Small Cap Value Fund I Shares Summary Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned summary prospectus and should be read in conjunction with such summary prospectus.

Important Notice Regarding Change in Investment Policies

The second paragraph under “Principal Investment Strategies” for the PNC Multi-Factor Small Cap Value Fund is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in securities of small cap companies (i.e., companies with market capitalizations approximately equivalent to those that fall in the lowest 15% of publicly traded companies that are represented in the Russell 2000 Value Index).  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQMFVI-0911

Supplement dated September 30, 2011 to the

PNC S&P 500 Index Fund A&C Shares Summary Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned summary prospectus and should be read in conjunction with such summary prospectus.

Important Notice Regarding Change in Investment Policies

Under “Principal Investment Strategies” for the PNC S&P 500 Index Fund the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, the Adviser invests substantially all, but in no event less than 80%, of the Fund’s net assets plus any borrowings for investment purposes in stocks included in the S&P 500 Index.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQSPA-0911

Supplement dated September 30, 2011 to the

PNC S&P 500 Index Fund I Shares Summary Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned summary prospectus and should be read in conjunction with such summary prospectus.

Important Notice Regarding Change in Investment Policies

Under “Principal Investment Strategies” for the PNC S&P 500 Index Fund the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, the Adviser invests substantially all, but in no event less than 80%, of the Fund’s net assets plus any borrowings for investment purposes in stocks included in the S&P 500 Index.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQSPI-0911

Supplement dated September 30, 2011 to the

PNC Small Cap Fund A&C Shares Summary Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned summary prospectus and should be read in conjunction with such summary prospectus.

Important Notice Regarding Change in Investment Policies

The last paragraph under “Principal Investment Strategies” for the PNC Small Cap Fund is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes in will be invested in securities issued by small cap companies.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQSCA-0911

Supplement dated September 30, 2011 to the

PNC Small Cap Fund I Shares Summary Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned summary prospectus and should be read in conjunction with such summary prospectus.

Important Notice Regarding Change in Investment Policies

The last paragraph under “Principal Investment Strategies” for the PNC Small Cap Fund is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes in will be invested in securities issued by small cap companies.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQSCI-0911

Supplement dated September 30, 2011 to the

PNC Ultra Short Bond Fund A Shares Summary Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned summary prospectus and should be read in conjunction with such summary prospectus.

Important Notice Regarding Change in Investment Policies

Under “Principal Investment Strategies” for the PNC Ultra Short Bond Fund the third sentence in the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in debt securities (bonds), primarily U.S. government securities, corporate bonds, asset-backed securities and mortgage-backed securities.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-FIUSA-0911

Supplement dated September 30, 2011 to the

PNC Ultra Short Bond Fund I Shares Summary Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned summary prospectus and should be read in conjunction with such summary prospectus.

Important Notice Regarding Change in Investment Policies

Under “Principal Investment Strategies” for the PNC Ultra Short Bond Fund the third sentence in the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in debt securities (bonds), primarily U.S. government securities, corporate bonds, asset-backed securities and mortgage-backed securities.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-FIUSI-0911